Prepaid and other assets (Tables)	12 Months Ended
Aug. 31, 2022
Prepaid And Other Assets
Schedule of Prepaid and Other Assets

	2022	2021
Drilling	$250	$200
Insurance	135	54
Equipment rental and deposits	159	-
Other	155	78
Subtotal	699	332
Deferred commitment fees(1)	507	-
Total Prepaid Expenses	$1,206	$332

(1)	During the year ended August 31, 2022, the Company prepaid commitment fees with respect to a purchase agreement where the Company, in its sole discretion, over a 36-month period, have the right to sell up to $10 million of its shares as described in Note 14.